As filed with the Securities and Exchange Commission on January 31, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900


                      Date of fiscal year end: May 31, 2004

                   Date of reporting period: November 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

[LOGO]

                                                        SEMI-ANNUAL REPORT

                                                        NOVEMBER 30, 2004
                                                        (UNAUDITED)

                                                        MASTRAPASQUA GROWTH FUND



                                    [GRAPHIC]



[LOGO]

                               TABLE OF CONTENTS


A Message to Our Shareholders.......................................... 1

Schedule of Investments................................................ 3

Statement of Assets and Liabilities.................................... 5

Statement of Operations................................................ 6

Statements of Changes in Net Assets.................................... 7

Financial Highlights................................................... 8

Notes to Financial Statements.......................................... 9

MASTRAPASQUA GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

During the six months ended November 30, 2004, the S&P 500 Index was up 5.67% and the Russell 1000 Growth Index was up 0.81%. The Fund was up 2.19%. For a longer term perspective, the Fund's 1-year and since inception (7/5/00) average annual returns for the period ended November 30 were 5.56% and (14.06)%, respectively. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL
(800) 448-0982).

The Fund's performance benefited from holdings in a few sectors, especially Energy's Halliburton (up 43.5%) and Schlumberger (up 15.5%) and Transportation's Ryder Systems (up 44.3%) and FedEx (up 28.3%). The newly added Industrial Products sector also contributed with Danaher (up 26.8%) and Emerson Electric (up 23.9%). The Media/Entertainment sector overall was disappointing as we sold Disney and International Game Technology although MGM Mirage (up 31.3%) helped the Fund. The Technology sector's results were mixed with Adobe Systems (up 35.7%), Symantec (up 33.8%), Intel (down 21.4%) and Veritas (down 17.7%). The Healthcare sector negatively affected performance with Cephalon (down 11.8%), Genentech (down 19.3%), Teva Pharmaceutical (down 17.3%) and Waters Corporation which was sold.

Although the equity market started to improve in mid August, the broad equity indices were negative for the third quarter. This period of time was not easy for investors with a defining national election, volatile crude oil prices, Iraqi reconstruction, federal deficits, and sluggish employment to name a few anxieties.

During the period ended November 30, 2004, the Democratic Convention, the Olympics, the Republican Convention, the anniversary of 9/11, and the election were high visibility media events compressed into a six month timeframe. The stock market was preoccupied for most of the period with high gasoline prices, terror alerts, and election hyperbole. The equity market performance since the November 2, 2004 election has been particularly strong. In our judgment, the outlook for the economy and stock prices is decidedly better than the period's performance would suggest.

Despite the significant increase in oil prices, there have been no noticeable affects on interest rates or inflation expectations. For the first time since World War II, we have had four consecutive quarters of corporate cash flow exceeding total outlays for equipment and software. The high level of cash and profit flowing through the economy today will, in all likelihood, provide the stimulus for further capital spending gains in the months and quarters ahead, thus forming the basis for continued earnings growth optimism. Moreover, with corporate profits, cash flow, and cash at record levels, the prospect of a powerful and prolonged capital spending cycle is enhanced.

There remains a valuation disparity between stocks and bonds with compelling values in equities and risks in bonds. We have made some adjustments to the portfolio, in particular adding to the Transportation sector and initiating the Industrial Products sector, seeking to benefit from these opportunities.

MASTRAPASQUA GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------


The characteristics of a bull market for equities are being manifested daily. Because market performance often occurs over a short period of time, it remains imperative for a long-term investor to recognize the conditions that may support rising valuations. It appears those conditions exist and have been reinforced by recent developments.

The earnings yield on the S&P 500 Index relative to the Federal Funds rate is at a level not seen since the 1970s, negative real interest rates are very bullish, and technical analysis indicates the equity market is in a rising trend, particularly since August 13, 2004. The Fund has significantly outperformed its benchmark since then - nearly 2 to 1. There is a tremendous amount of cash in money market accounts and clients might want to consider investing before this cash finds its way into the market.

For more detailed analysis of companies in this portfolio and our current perspective on the capital markets, visit us online at www.mastrapasqua.com.

Sincerely,

/s/ Frank Mastrapasqua
Frank Mastrapasqua, Ph.D.
Chairman, Chief Executive Officer
Mastrapasqua Asset Management

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF NOVEMBER 30, 2004 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT WAS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. PERFORMANCE SHOWN HEREIN INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER.

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING (800) 448-0982 OR VISITING THE FUND'S WEBSITE AT WWW.MASTRAPASQUA.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (01/05)

MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

                                 SECURITY
            SHARES              DESCRIPTION                 VALUE
            ------  ------------------------------------ -----------
            COMMON STOCK - 99.7%

            APPAREL & ACCESSORY STORES - 4.8%
            19,200  Gap, Inc.                            $   419,520
            14,000  TJX Cos., Inc.                           329,560
                                                         -----------
                                                             749,080
                                                         -----------

            AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.7%
             7,800  Ryder System, Inc.                       418,392
                                                         -----------

            BUILDING MATERIALS - 2.4%
             9,080  Home Depot, Inc.                         379,090
                                                         -----------

            BUSINESS SERVICES - 15.0%
             8,000  Adobe Systems, Inc.                      484,480
             6,500  Monster Worldwide, Inc.+                 183,235
            14,000  Novell, Inc.+                             85,400
            31,700  Oracle Corp.+                            401,322
            72,000  Sun Microsystems, Inc.+                  399,600
             8,000  Symantec Corp.+                          510,480
            12,400  Veritas Software Corp.+                  271,560
                                                         -----------
                                                           2,336,077
                                                         -----------

            CHEMICALS & ALLIED PRODUCTS - 19.6%
             4,700  Alcon, Inc.                              350,244
             6,800  Amgen, Inc.+                             408,272
             7,200  Biogen Idec, Inc.+                       422,496
             8,000  Genentech, Inc.+                         386,000
             9,000  Genzyme Corp.+                           504,090
             5,900  Invitrogen Corp.+                        356,950
             6,300  Johnson & Johnson                        380,016
             9,000  Teva Pharmaceutical Industries - ADR     245,520
                                                         -----------
                                                           3,053,588
                                                         -----------

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT - 10.0%
             9,300  Analog Devices, Inc.                     343,635
             4,000  Emerson Electric Co.                     267,280
            13,000  Intel Corp.                              290,550
             9,700  Novellus Systems, Inc.+                  261,318
            16,200  Texas Instruments, Inc.                  391,716
                                                         -----------
                                                           1,554,499
                                                         -----------

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
            TRANSPORTATION EQUIPMENT - 2.1%
             3,500  Illinois Tool Works, Inc.                329,805
                                                         -----------

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
            SERVICES - 1.7%
             5,700  Cephalon, Inc.+                          270,921
                                                         -----------

            HOTELS, ROOMING HOUSES, CAMPS, AND OTHER LODGING
            PLACES - 2.8%
             7,500  MGM Mirage+                              437,250
                                                         -----------

                                  SECURITY
           SHARES                DESCRIPTION                  VALUE
          --------- -------------------------------------- -----------
          INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT - 6.5%
            13,400  Applied Materials, Inc.+               $   222,976
            19,950  Cisco Systems, Inc.+                       373,265
            31,700  EMC Corp.+                                 425,414
                                                           -----------
                                                             1,021,655
                                                           -----------

          MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
          PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.5%
             7,000  Affymetrix, Inc.+                          237,650
            16,900  Agilent Technologies, Inc.+                386,841
             7,000  Danaher Corp.                              398,160
                                                           -----------
                                                             1,022,651
                                                           -----------

          MOTION PICTURES - 2.5%
            22,000  Time Warner, Inc.+                         389,620
                                                           -----------

          OIL & GAS EXTRACTION - 5.1%
            10,000  Halliburton Co.                            413,500
             5,700  Schlumberger Ltd.                          374,091
                                                           -----------
                                                               787,591
                                                           -----------

          RAILROAD TRANSPORTATION - 2.9%
            13,000  Norfolk Southern Corp.                     446,290
                                                           -----------

          SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
          SERVICES - 7.2%
             4,000  Goldman Sachs Group, Inc.                  419,040
             7,700  Merrill Lynch & Co., Inc.                  428,967
             5,500  Morgan Stanley                             279,125
                                                           -----------
                                                             1,127,132
                                                           -----------

          TRANSPORTATION BY AIR - 4.8%
             4,500  FedEx Corp.                                427,635
            20,000  Southwest Airlines Co.                     314,600
                                                           -----------
                                                               742,235
                                                           -----------

          WHOLESALE TRADE - DURABLE GOODS - 3.1%
             8,571  Fisher Scientific International, Inc.+     484,604
                                                           -----------
          Total Common Stock (Cost $17,342,287)             15,550,480
                                                           -----------

          PRINCIPAL
          ---------
          MONEY MARKET DEPOSIT ACCOUNT - 0.1%
           $ 7,092  Citibank Money Market Deposit
                    Account (Cost $7,092)                        7,092
                                                           -----------
          Total Investments in Securities - 99.8%
                    (Cost $17,349,379)*                     15,557,572
          Other Assets and Liabilities, Net - 0.2%              33,314
                                                           -----------
          NET ASSETS - 100.0%                              $15,590,886
                                                           ===========

See Notes to Financial Statements.

MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS
% OF TOTAL INVESTMENTS
Information Technology             31.2%
Health Care                        26.0%
Consumer Discretionary             12.6%
Transportation                     10.3%
Financials                          7.2%
Industrials                         7.6%
Energy                              5.1%

------------------
+Non-income producing security.
ADR American Depositary Receipt.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 2,385,702
            Gross Unrealized Depreciation               (4,177,509)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(1,791,807)
                                                       ===========

See Notes to Financial Statements.

MASTRAPASQUA GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
    Total investments, at value (Cost $17,349,379)                     $15,557,572
    Receivables:
       Fund shares sold                                                     60,997
       Interest and dividends                                                9,929
    Prepaid expenses                                                           279
                                                                       -----------
Total Assets                                                            15,628,777
                                                                       -----------

LIABILITIES
    Accrued Liabilities:
       Investment adviser fees                                               5,852
       Trustees' fees and expenses                                              66
       Other expenses                                                       31,973
                                                                       -----------
Total Liabilities                                                           37,891
                                                                       -----------

NET ASSETS                                                             $15,590,886
                                                                       ===========

COMPONENTS OF NET ASSETS
    Paid-in capital                                                    $26,233,517
    Accumulated net investment income (loss)                               (89,332)
    Accumulated net realized gain (loss)                                (8,761,492)
    Net unrealized appreciation (depreciation) of investments           (1,791,807)
                                                                       -----------

NET ASSETS                                                             $15,590,886
                                                                       ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Based on net assets of $15,590,886 and 3,041,621 shares outstanding
   (unlimited shares authorized)                                       $      5.13
                                                                       ===========

See Notes to Financial Statements.

MASTRAPASQUA GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income (net of foreign tax withholding $164)                $ 34,700
                                                                         --------
Total Investment Income                                                    34,700
                                                                         --------

EXPENSES
    Investment adviser fees                                                75,171
    Administrator fees                                                     14,033
    Transfer agency fees                                                   10,429
    Shareholder servicing fees                                             18,793
    Custodian fees                                                          4,192
    Accountant fees                                                        18,269
    Registration fees                                                      10,601
    Professional fees                                                      14,967
    Trustees' fees and expenses                                               448
    Miscellaneous expenses                                                 10,113
                                                                         --------
Total Expenses                                                            177,016
    Fees waived                                                           (52,984)
                                                                         --------
Net Expenses                                                              124,032
                                                                         --------

NET INVESTMENT INCOME (LOSS)                                              (89,332)
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                               175,584
    Net change in unrealized appreciation (depreciation) on investments   204,724
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    380,308
                                                                         --------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $290,976
                                                                         ========

See Notes to Financial Statements.

MASTRAPASQUA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED   YEAR ENDED
                                                             NOVEMBER 30, 2004 MAY 31, 2004
                                                             ----------------- ------------
OPERATIONS
    Net investment income (loss)                                $   (89,332)   $  (185,360)
    Net realized gain (loss) on investments                         175,584       (457,390)
    Net change in unrealized appreciation (depreciation) of
       investments                                                  204,724      3,036,927
                                                                -----------    -----------
Increase (Decrease) in Net Assets from Operations                   290,976      2,394,177
                                                                -----------    -----------

CAPITAL SHARE TRANSACTIONS
    Sale of shares                                                  279,904      3,906,657
    Redemption of shares                                           (803,373)    (4,097,675)
                                                                -----------    -----------
Increase (Decrease) from Capital Share Transactions                (523,469)      (191,018)
                                                                -----------    -----------
Increase (Decrease) in Net Assets                                  (232,493)     2,203,159
                                                                -----------    -----------

NET ASSETS
    Beginning of Period                                          15,823,379     13,620,220
                                                                -----------    -----------
    End of Period*                                              $15,590,886    $15,823,379
                                                                ===========    ===========

SHARE TRANSACTIONS
    Sale of shares                                                   57,963        804,202
    Redemption of shares                                           (165,825)      (851,359)
                                                                -----------    -----------
Increase (Decrease) in Shares                                      (107,862)       (47,157)
                                                                ===========    ===========
------------------
*Accumulated undistributed (distributions in excess of) net
 investment income                                              $   (89,332)   $         -
                                                                -----------    -----------

See Notes to Financial Statements.

MASTRAPASQUA GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                           SIX MONTHS                                            JULY 5, 2000 (A)
                                              ENDED        YEAR ENDED   YEAR ENDED   YEAR ENDED      THROUGH
                                        NOVEMBER 30, 2004 MAY 31, 2004 MAY 31, 2003 MAY 31, 2002   MAY 31, 2001
                                        ----------------- ------------ ------------ ------------ ----------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                 $  5.02        $  4.26      $  4.36      $  6.42        $ 10.00
                                             -------        -------      -------      -------        -------

INVESTMENT OPERATIONS
Net investment income (loss)                   (0.03)         (0.06)       (0.04)       (0.06)         (0.06)
Net realized and unrealized gain (loss)
   on investments                               0.14           0.82        (0.06)       (2.00)         (3.52)
                                             -------        -------      -------      -------        -------
Total from Investment Operations                0.11           0.76        (0.10)       (2.06)         (3.58)
                                             -------        -------      -------      -------        -------

NET ASSET VALUE, END OF PERIOD               $  5.13        $  5.02      $  4.26      $  4.36        $  6.42
                                             =======        =======      =======      =======        =======

TOTAL RETURN                                    2.19%(d)      17.84%       (2.29)%     (32.09)%       (35.80)%(d)

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000's
   omitted)                                  $15,591        $15,823      $13,620      $12,769        $15,628
Ratios to Average Net Assets
   Net Expenses                                 1.65%(b)       1.65%        1.65%        1.65%          1.65%(b)
   Gross Expenses (c)                           2.35%(b)       2.28%        2.32%        2.04%          1.98%(b)
   Net investment income (loss)                (1.19)%(b)     (1.29)%      (1.23)%      (1.23)%        (0.99)%(b)

PORTFOLIO TURNOVER RATE                           17%            45%          34%          57%            33%

------------------
(a)Commencement of operations.
(b)Annualized.
(c)The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Total return for periods less than one year are not annualized.

See Notes to Financial Statements.

MASTRAPASQUA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Mastrapasqua Growth Fund (the "Fund"). The Fund is a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty active investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on July 5, 2000. The Fund changed its name to Mastrapasqua Growth Fund from Mastrapasqua Growth Value Fund on May 7, 2004. The Fund seeks long-term capital appreciation by investing primarily in common stock of domestic medium to large market capitalization companies. Medium and large capitalization companies have market capitalizations such as those included in the Russell 1000 Growth Index at the time of their purchase.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

The Fund values securities at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with

MASTRAPASQUA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one fund are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
PARTIES

INVESTMENT ADVISER - Mastrapasqua Asset Management is the investment adviser (the "Adviser") to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES - Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICE AGENT - The Fund pays a shareholder servicing fee at an annual rate of 0.25% of the Fund's average daily net assets. These fees are paid to various financial institutions that provide shareholder service.

DISTRIBUTOR - Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for this service.

Certain Trustees and Officers of the Trust are Directors, Officers or employees of the aforementioned companies. These persons are not paid by the Fund for serving in these capacities.

NOTE 4. WAIVER OF FEES

The Adviser has contractually agreed to waive its fees and reimburse Fund expenses to limit the Fund's net expenses to 1.65% of the Fund's average net assets through September 30, 2005. Citigroup has voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the six months ended November 30, 2004, fees waived were as follows:

                   INVESTMENT TRANSFER SHAREHOLDER TOTAL FEES
                    ADVISORY   AGENCY   SERVICING    WAIVED
                   ---------- -------- ----------- ----------
                    $37,174     $98      $15,712    $52,984

MASTRAPASQUA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------


NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $2,570,414 and $3,064,337, respectively, for the six months ended November 30, 2004.

NOTE 6. PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 448-0982 and on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, 2004 is available, without charge and upon request, by calling (800) 448-0982 and on the SEC's website at http://www.sec.gov.

NOTE 7. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 8. SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period. The Fund charges an annual IRA maintenance fee of $15, which is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear

MASTRAPASQUA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

in the shareholder reports of other funds. The Fund charges an annual IRA maintenance fee of $15, which is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Total costs of funds include transactional costs, such as sales charges and redemption fees, of which the Fund has none.

                              BEGINNING        ENDING        EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                            JUNE 1, 2004  NOVEMBER 30, 2004   PERIOD*
                            ------------- ----------------- -----------
        Actual Return         $1,000.00       $1,021.91        $8.36
        Hypothetical Return   $1,000.00       $1,016.80        $8.34

------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

[LOGO]

                                 MASTRAPASQUA
                                  GROWTH FUND

                                 P.O. BOX 446
                              PORTLAND, ME 04112
                                 800-448-0982



                              FOR MORE INFORMATION




                              INVESTMENT ADVISER
                         Mastrapasqua Asset Management
                         814 Church Street, Suite 600
                              Nashville, TN 37203

                                TRANSFER AGENT
                        Forum Shareholder Services, LLC
                                 P.O. Box 446
                              Portland, ME 04112

              This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund's prospectus.







ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        FORUM FUNDS

By        /s/ David I. Goldstein
         ---------------------------
         David I. Goldstein, President

Date       January 31, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By         /s/ David I. Goldstein
         -----------------------------------
         David I. Goldstein, President

Date       January 31, 2005
         -----------------------------------


By        /s/ Stacey E. Hong
         -----------------------------------
         Stacey E. Hong, Treasurer

Date       January 31, 2005
         -----------------------------------